Basis of preparation and changes to the Group's accounting policies	12 Months Ended
Mar. 31, 2023
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation and changes to the Group's accounting policies
2.
Basis of preparation and changes to the Group's accounting policies

2.1. Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below, and were in all material aspects were consistently applied to all periods presented unless otherwise stated. Refer Note 4.2.1 for new and amended standards and interpretations adopted by the Group.

The consolidated financial statements have been prepared on a historical cost basis, except for the following assets and liabilities which have been measured at fair value:

- Financial assets and liabilities measured at fair value (refer accounting policy regarding financial instruments)

- Share based payments

- Share warrants

- Liability for put options (refer accounting policy below)

2.2. Convenience translation (unaudited)

The consolidated financial statements are presented in Indian Rupee (INR), the presentation currency of the Company. Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2023 have been translated to U.S. Dollars (USD) at the exchange rate of INR 82.19 per USD 1.00, being the noon buying rate in New York City for cable transfer in non-U.S. currencies as certified for customs purposes by the Federal Reserve Bank of New York on March 31, 2023.

2.3. Accounting policy for transaction referred in Note 1:

On completion of transaction referred in Note 1, the former shareholders of RPPL become majority shareholders of the Company and have the ability to elect, appoint or remove a majority of the members of the governing body of the Company. There were no material assets or liabilities or operations in the Company prior to this transaction. RMG II is a non-operating entity that does not meet the definition of a business under IFRS 3. Therefore, for accounting purposes, RPPL is deemed to be the accounting acquirer in the transaction. The transaction has been treated as a capital transaction equivalent to the issue of shares of RPPL in exchange for the net monetary assets acquired and therefore, acquisition accounting does not apply.

Consequently, there was no goodwill or other intangible assets recorded, in accordance with IFRS. Any difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree‘s identifiable net assets is considered to be payment for a service of a stock exchange listing and recognised as expenses under head “Listing and related expenses” in statement of profit or loss.

The consolidated financial statements of the Company represent the continuation of the pre-acquisition consolidated financial statements of RPPL. The consolidated financial statements of the Company reflect:

(a)
the assets and liabilities of the accounting acquirer recognised and measured at their pre-combination carrying amounts;
(b)
the retained earnings and other equity balances of the accounting acquirer before this transaction, after adjusting amount attributable to NCI recognised;
(c)
the amount recognised as issued capital and share premium is determined by adding the issued equity of the accounting acquirer outstanding immediately before this transaction, after adjusting amount attributable to NCI recognised to the fair value consideration effectively transferred. The number and type of equity instruments pre-acquisition reflect the equity structure of RPPL. Post this transaction, the number and type of equity instruments issued, reflects the equity structure of the Company. Refer Note 39 for adjustment carried to number of equity instruments for computation of earnings per share.
(d)
the non-controlling interest’s proportionate share of the accounting acquirer’s pre-combination carrying amounts of retained earnings and other equity interests;
(e)
the statement of profit or loss and other comprehensive income for the current period reflects that of the accounting acquirer for the full period together with the post-acquisition results of the accounting acquiree.

The consolidated financial statements for the year ended March 31, 2021 and consolidated financial statements for the period April 1, 2021 to August 23, 2021 include financial data pertaining only to RPPL and its subsidiaries.

The consolidated financial statements are presented in Indian Rupees (INR) and all values are rounded to the nearest million, except when otherwise indicated. Absolute amounts less than INR 500,000 are appearing as "0" due to presentation in millions.